Concentrations of Risk (Additional Information) (Details) - Customer Concentration Risk	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable | Customer One
Concentration Risk [Line Items]
Concentration risk	100.00%		0.00%	97.00%
Revenue | Customer Two
Concentration Risk [Line Items]
Concentration risk	95.00%	100.00%